Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
Reconciliation of Basic and Diluted Earnings per Share
A reconciliation of net income for diluted income per share is set forth below (in millions):

	Three months ended March 31,
	2018	2017
Net income (loss)	$(112.3)	$10.3
Income allocated to non-vested share awards	—	(0.9)
Net income - adjusted for income allocated to non-vested share awards	$(112.3)	$9.4

Schedule of Weighted Average Number of Shares [Table Text Block]
A reconciliation of shares for basic and diluted income per share is set forth below (in millions):

	Three months ended March 31,
	2018	2017
Average common shares outstanding	126.5	125.7
Effect of dilutive securities - share-based compensation	—	1.7
Average shares for diluted computations	126.5	127.4

Antidilutive Securities Excluded From Earnings per Share
Anti-dilutive shares, which could potentially dilute earnings per share in the future, are set forth below (in millions):

	Three months ended March 31,
	2018	2017
Share options and appreciation rights	1.5	1.5
Nonvested restricted shares and restricted share units	4.6	1.4
Total potentially dilutive shares	6.1	2.9